Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Items that will be subsequently reclassified to net earnings
Income tax relating to cash flow hedges	$ 118	$ (23)
Items that will not be reclassified to net earnings
Income tax relating to actuarial losses on post-employment benefit plans	(151)	(653)
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	(19)	0
Income tax relating to cash flow hedges	$ (21)	$ (1)